Investments in Real Estate, net - Schedule of Transactions (Details) $ in Thousands	1 Months Ended		9 Months Ended
	Sep. 30, 2021 USD ($) property	Jan. 31, 2021 USD ($) property	Sep. 30, 2021 USD ($) property
Real Estate [Line Items]
Number of Properties | property			7
Purchase Price | $			$ 238,374
Multifamily | Cortona Apartments
Real Estate [Line Items]
Ownership Interest		100.00%
Number of Properties | property		1
Purchase Price | $		$ 71,083
Industrial | Meridian Business 940
Real Estate [Line Items]
Ownership Interest	95.00%		95.00%
Number of Properties | property	1
Purchase Price | $	$ 29,615
Student housing | Bixby Kennesaw
Real Estate [Line Items]
Ownership Interest	98.00%		98.00%
Number of Properties | property	1
Purchase Price | $	$ 78,663
Self-storage | Salem Self Storage
Real Estate [Line Items]
Ownership Interest	100.00%		100.00%
Number of Properties | property	3
Purchase Price | $	$ 47,872
Self-storage | South Loop Storage
Real Estate [Line Items]
Ownership Interest	100.00%		100.00%
Number of Properties | property	1
Purchase Price | $	$ 11,141